Lease liabilities	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	Lease liabilities
The table below present the carrying amounts of right-of-use assets recognized and the movements during the period:

	Real-estate	IT and office equipment	Total
	(In thousands)
As at January 1, 2021	$4,184	$472	$4,656
Additions	—	—	—
Disposals	—	(546)	(546)
Depreciation expenses	(554)	(41)	(595)
Amortization disposals	—	152	152
As at June 30, 2021	$3,630	$37	$3,667
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2021	$5,776	$1,014	$4,762
Disposals	(422)
Interest expense	383
Foreign exchange loss (gain)	(122)
Payments	(550)
As at June 30, 2021	$5,065	$1,213	$3,852

The rental charges relating to short-term and low value leases remain classified as operating expenses in the Condensed Consolidated Statements of Operations and amounted to $586,000 for the six months ended June 30, 2021.